Related Party Transactions - Narrative (Details) MMBTU in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($) bcfPerD cargo item	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) bcfPerD Bcf MMBTU item cargo	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Related Party Transaction [Line Items]
Accounts receivable—affiliate	$ 83,000,000		$ 104,000,000	$ 113,000,000
Regasification Capacity | Bcf			2
LNG Volume, Purchase Price Percentage of Henry Hub			115.00%
Advances to affiliate	98,000,000		$ 133,000,000	210,000,000
Due to affiliates	46,000,000		49,000,000	48,000,000
Accrued Liabilities Related Party	$ 2,000,000		$ 0
Terminal Use Agreement [Member] | SPLNG [Member]
Related Party Transaction [Line Items]
Regasification Capacity | bcfPerD	2		2
Related Party Transaction, Committed Annual Fee	$ 250,000,000		$ 250
LNG Sale and Purchase Agreement [Member] | Cheniere Marketing [Member]
Related Party Transaction [Line Items]
LNG Volume, Purchase Price Percentage of Henry Hub			115.00%
LNG Volume, Purchase Price			$ 3.00
2019 Letter Agreement [Member] | Cheniere Marketing [Member]
Related Party Transaction [Line Items]
Contract Volumes | MMBTU			70
LNG Volume, Purchase Price Percentage of Henry Hub			115.00%
LNG Volume, Purchase Price			$ 2.00
2019 Letter Agreement [Member] | Cheniere Marketing [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Contract Cargoes | cargo			20
2020 Letter Agreement [Member] | Cheniere Marketing [Member]
Related Party Transaction [Line Items]
LNG Volume, Purchase Price Percentage of Henry Hub	115.00%		115.00%
LNG Volume, Purchase Price	$ 1.67		$ 1.67
2020 Letter Agreement [Member] | Cheniere Marketing [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Contract Cargoes | cargo	43		43
Cheniere Marketing SPA [Member] | Cheniere Marketing [Member]
Related Party Transaction [Line Items]
LNG Volume, Purchase Price Percentage of Henry Hub	115.00%
LNG Volume, Purchase Price	$ 3.00
Facility Swap Agreement [Member] | Affiliated Entity [Member]
Related Party Transaction [Line Items]
LNG Volume, Purchase Price Percentage of Henry Hub	115.00%
Natural Gas Transportation Agreement [Member] | CTPL [Member]
Related Party Transaction [Line Items]
Related Party Agreement Term	20 years		20 years
Related Party Agreement, Termination Notice Period	1 year		1 year
Related Party Agreement, Number Of Available Extensions | item	2		2
Related Party Agreement, Term Of Available Extension	10 years		10 years
Due to affiliates	$ 7,000,000		$ 7,000,000
Service Agreements [Member]
Related Party Transaction [Line Items]
Advances to affiliate	$ 98,000,000		$ 133,000,000	210,000,000
Operation and Maintenance Agreement [Member] | Cheniere Investments [Member]
Related Party Transaction [Line Items]
Monthly fee as a percentage of capital expenditures incurred in the previous month	0.60%		0.60%
Related Party Transaction, Committed Monthly Fee	$ 83,333		$ 83,333
Management Services Agreement [Member] | Cheniere Terminals [Member]
Related Party Transaction [Line Items]
Monthly fee as a percentage of capital expenditures incurred in the previous month	2.40%		2.40%
Related Party Transaction, Committed Monthly Fee	$ 541,667		$ 541,667
LNG Site Sublease Agreement [Member] | SPLNG [Member]
Related Party Transaction [Line Items]
Annual Sublease Payment	$ 1,000,000		$ 1,000,000
Term of available extension	10 years		10 years
Review Period for Inflation Adjustment	5 years		5 years
Cooperation Agreement [Member] | SPLNG [Member]
Related Party Transaction [Line Items]
Assets conveyed under the agreement	$ 5,000,000	$ 0	$ 351,000,000	$ 0	$ 0
Tax Sharing Agreement [Member] | Cheniere [Member]
Related Party Transaction [Line Items]
Income Taxes Paid, Net	$ 0		$ 0
Natural Gas Transportation and Storage Agreements [Member]
Related Party Transaction [Line Items]
Related Party Agreement Term	10 years
Accrued Liabilities Related Party	$ 2,000,000
Natural Gas Supply Agreement [Member]
Related Party Transaction [Line Items]
Related Party Agreement Term	5 years